SHARE-BASED PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Explanation of effect of share-based payments on entity's profit or loss
The total expense relating to share-based payments includes accrued compensation expense related to plans granted in the current period, plans granted in the prior period and adjustments to compensation associated with mark-to-market adjustments on cash-settled plans, as follows:

For the years ended December 31,	2018	2017
Accrued expense on equity-settled compensation plans	$4.9	$3.3
Accrued expense on cash-settled compensation plans	0.9	4.4
Total expense for instruments granted	$5.8	$7.7
Compensation expense for Brio Gold	0.3	7.0
Mark-to-market change on cash-settled plans	(0.8)	(2.1)
Total expense recognized as compensation expense	$5.3	$12.6

As at December 31,	2018	2017
Total carrying amount of liabilities for cash-settled arrangements (Note 25)	$18.6	$21.0

Additional information about share-based payment arrangements
The following table summarizes the equity instruments outstanding related to share-based payments.

As at December 31, (In thousands)	2018	2017
Share options outstanding (i), (ii), (iii)	1,772	1,831
Restricted share units ("RSU") (iv)	2,284	1,474
Deferred share units ("DSU") (v)	4,802	4,288
Performance share units ("PSU") (vi)	2,457	2,521

(i)	The aggregate maximum number of common shares that may be reserved for issuance under the Company's Share Incentive Plan is 24.9 million (2017: 24.9 million).

(ii)
Share options outstanding at December 31, 2018 had a weighted average exercise price of C$7.80 (December 31, 2017: C$7.75). As at December 31, 2018,1,772,365 share options with a weighted average exercise price of C$7.80 were exercisable (December 31, 2017: 1,662,521 share options with a weighted exercise price of C$8.00).

(iii)	During the year ended December 31, 2018, no share options were granted, and 58,851 share options expired.

(iv)
During the year ended December 31, 2018, the Company granted 1,676,232 RSUs with a weighted average grant date fair value of C$4.14 per RSU; a total of 687,472 RSUs vested and the Company credited $2.3 million (2017: $2.9 million) to share capital in respect of RSUs that vested during the period. There were a total of 178,931 RSUs cancelled during the year ended December 31, 2018.

(v)
During the year ended December 31, 2018, the Company granted 513,713 DSUs and recorded an expense of C$1.9 million. During the first quarter of 2017, the Company entered into a derivative contract to mitigate the volatility of share price on DSU compensation, effectively locking in the exposure of the Company for 3 million DSUs (approximately 80% of outstanding DSUs) at a value of C$3.5002 per share. For the year ended December 31, 2018, the Company recorded a mark-to-market gain on DSUs of $2.4 million and a mark-to-market loss on the DSU hedge of $1.6 million.

(vi)
During the year ended December 31, 2018, 1,210,742 PSU units were granted. This PSU plan has an expiry date on December 31, 2020 and had a fair value of C$2.53 per unit at December 31, 2018. There were payouts of 1,296,342 PSU units during the year ended December 31, 2018.